ACCOUNT RECEIVABLE - Schedule of Accounts Receivable (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts receivable, gross	$ 536,481	$ 0
Less: allowance for credit loss	(3,541)	0	$ 0
Total, net	$ 532,940	$ 0